Long-term Debt (Details) (USD $)	12 Months Ended					0 Months Ended				3 Months Ended		0 Months Ended	1 Months Ended		0 Months Ended	1 Months Ended	0 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012	Dec. 17, 2014	Oct. 21, 2014	Jul. 27, 2011	Dec. 21, 2011	Mar. 31, 2014	Mar. 31, 2013	Mar. 28, 2013	Mar. 31, 2013	Apr. 30, 2014	Aug. 05, 2014	Aug. 31, 2011	Jul. 09, 2014	Feb. 05, 2015	Jul. 17, 2014	Sep. 26, 2014	Nov. 12, 2014	Apr. 03, 2013	Sep. 30, 2013	Dec. 14, 2012	May 31, 2013	Jan. 15, 2013	Mar. 16, 2012	Jun. 24, 2014	Feb. 11, 2014	Jul. 27, 2010	Apr. 25, 2014	Aug. 23, 2011	Jan. 31, 2011	Jun. 30, 2013	Jan. 02, 2015
Long-term Debt Disclosure
Additional Paid in Capital	$ 1,240,000,000		$ 621,000,000	[1]
Long-term Debt	4,806,000,000		1,783,000,000
Convertible Debt, Fair Value Disclosures			0
Common Stock Closing Price	$ 47.14
Long-term debt, current maturities	214,000,000		214,000,000
Long-term debt, excluding current maturities	4,573,000,000		1,569,000,000
Variable rate basis	3 month LIBOR
Debt Instrument, Convertible, Carrying Amount of Equity Component	19,000,000
Notional Amount of Interest Rate Derivatives																						15,000,000
Annual Payments Based on Maturities, 2015	214,000,000
Annual Payments Based on Maturities, 2016	246,000,000
Annual Payments Based on Maturities, 2017	259,000,000
Annual Payments Based on Maturities, 2018	264,000,000
Annual Payments Based on Maturities, 2019	625,000,000
Annual Payments Based on Maturities, Thereafter	3,198,000,000
Adjustments to Additional Paid in Capital, Equity Component of Convertible Debt	23,000,000
Letters of Credit, Drawn Amount	0
Interest Rate Swaps
Long-term Debt Disclosure
Notional Amount of Interest Rate Derivatives	2,817,000,000
Affiliated Entity [Member]
Long-term Debt Disclosure
Proceeds from Contributions from Parent	2,000,000		171,000,000		355,000,000
Non-affiliated Entity [Member]
Long-term Debt Disclosure
Long-term Debt	4,787,000,000		1,783,000,000
NRG Wind LLC [Member]
Long-term Debt Disclosure
Distribution Made to Limited Liability Company (LLC) Member, Cash Distributions Paid						33,000,000
NRG Yield LLC [Member]
Long-term Debt Disclosure
Distribution Made to Limited Liability Company (LLC) Member, Cash Distributions Paid	29,000,000
Borrego
Long-term Debt Disclosure
Renewable energy grants, net																							36,000,000
Kansas South [Member]
Long-term Debt Disclosure
Renewable energy grants, net																							21,000,000
WCEP Holdings LLC [Member]
Long-term Debt Disclosure
Distribution Made to Limited Liability Company (LLC) Member, Cash Distributions Paid							6,000,000
Alta Wind I - V Lease financing arrangement [Member] | Non-affiliated Entity [Member]
Long-term Debt Disclosure
Long-term Debt	1,036,000,000
Interest Rate Swap Maturity - June 30, 2023 | NRG West Holdings LLC [Member]
Long-term Debt Disclosure
Variable rate basis	3-Month LIBOR
Derivative, Minimum Percent of Outstanding Notional Amount Required to Have Fixed Interest Rate	75.00%
Derivative, Fixed Interest Rate	2.417%
Notional Amount of Interest Rate Derivatives	384,000,000
Interest Rate Swap Maturity - June 30, 2023 | Marsh Landing [Member]
Long-term Debt Disclosure
Variable rate basis	3-Month LIBOR
Derivative, Minimum Percent of Outstanding Notional Amount Required to Have Fixed Interest Rate	75.00%
Derivative, Fixed Interest Rate	3.244%
Notional Amount of Interest Rate Derivatives	431,000,000
Interest Rate Swap Maturity - June 30, 2023 | Kansas South [Member]
Long-term Debt Disclosure
Variable rate basis	3-Month LIBOR
Derivative, Minimum Percent of Outstanding Notional Amount Required to Have Fixed Interest Rate	75.00%
Derivative, Fixed Interest Rate	2.368%
Notional Amount of Interest Rate Derivatives	26,000,000
Interest Rate Swap Maturity - June 14, 2020 | South Trent Wind LLC
Long-term Debt Disclosure
Variable rate basis	3-Month LIBOR
Derivative, Minimum Percent of Outstanding Notional Amount Required to Have Fixed Interest Rate	75.00%
Derivative, Fixed Interest Rate	3.265%
Notional Amount of Interest Rate Derivatives	48,000,000
Interest Rate Swap Maturity - June 14, 2028 | South Trent Wind LLC
Long-term Debt Disclosure
Variable rate basis	3-Month LIBOR
Derivative, Minimum Percent of Outstanding Notional Amount Required to Have Fixed Interest Rate	75.00%
Derivative, Fixed Interest Rate	4.95%
Notional Amount of Interest Rate Derivatives	21,000,000
Interest Rate Swap Maturity - December 31, 2029 | Borrego
Long-term Debt Disclosure
Variable rate basis	3-Month LIBOR
Derivative, Minimum Percent of Outstanding Notional Amount Required to Have Fixed Interest Rate	75.00%
Derivative, Fixed Interest Rate	1.125%
Notional Amount of Interest Rate Derivatives	11,000,000
Interest Rate Swap Maturity - December 31, 2029 | NRG Solar Roadrunner LLC
Long-term Debt Disclosure
Variable rate basis	3-Month LIBOR
Derivative, Minimum Percent of Outstanding Notional Amount Required to Have Fixed Interest Rate	75.00%
Derivative, Fixed Interest Rate	4.313%
Notional Amount of Interest Rate Derivatives	31,000,000
Interest Rate Swap Maturity - December 31, 2029 | NRG Solar Alpine LLC
Long-term Debt Disclosure
Variable rate basis	3-Month LIBOR
Derivative, Minimum Percent of Outstanding Notional Amount Required to Have Fixed Interest Rate	85.00%
Derivative, Fixed Interest Rate	2.744%
Notional Amount of Interest Rate Derivatives	129,000,000
Maturity - June 30, 2025 [Member] | NRG Solar Alpine LLC
Long-term Debt Disclosure
Variable rate basis	3-Month LIBOR
Derivative, Minimum Percent of Outstanding Notional Amount Required to Have Fixed Interest Rate	85.00%
Derivative, Fixed Interest Rate	2.421%
Notional Amount of Interest Rate Derivatives	10,000,000
Interest Rate Swap Maturity - June 25, 2028 | NRG Solar Blythe LLC
Long-term Debt Disclosure
Variable rate basis	3-Month LIBOR
Derivative, Minimum Percent of Outstanding Notional Amount Required to Have Fixed Interest Rate	75.00%
Derivative, Fixed Interest Rate	3.563%
Notional Amount of Interest Rate Derivatives	17,000,000
Interest Rate Swap Maturity - November 30, 2030 | NRG Solar Avra Valley LLC
Long-term Debt Disclosure
Variable rate basis	3-Month LIBOR
Derivative, Minimum Percent of Outstanding Notional Amount Required to Have Fixed Interest Rate	85.00%
Derivative, Fixed Interest Rate	2.333%
Notional Amount of Interest Rate Derivatives	54,000,000
3.5% Convertible Notes due 2019 [Member]
Long-term Debt Disclosure
Interest Expense, Debt	11,000,000
Convertible Debt, Fair Value Disclosures	349,000,000
Debt Instrument, Interest Rate, Effective Percentage	5.00%
Long-term Debt	326,000,000	[2]
Long-term Debt, Fair Value	395,000,000
Amortization of Debt Discount (Premium)	4,000,000
Amortization of Debt Issuance Costs	1,000,000
Interest Expense at Effective Rate	16,000,000
Alta Wind XI term loan after March 2018 [Member] | Non-affiliated Entity [Member]
Long-term Debt Disclosure
Basis spread on variable rate	2.25%
Alta Wind X term loan after March 2018 [Member] | Non-affiliated Entity [Member]
Long-term Debt Disclosure
Basis spread on variable rate	2.25%
Alta Wind I, lease financing arrangement, due 2034 [Member] | Non-affiliated Entity [Member]
Long-term Debt Disclosure
Interest rate	7.0145%
Alta Realty Investments, due 2031 [Member] | Non-affiliated Entity [Member]
Long-term Debt Disclosure
Interest rate	7.00%
NRG Marsh Landing LLC, due 2017 and 2023 | Non-affiliated Entity [Member]
Long-term Debt Disclosure
Long-term Debt	464,000,000		473,000,000
NRG Marsh Landing LLC, due 2017 and 2023 | Marsh Landing [Member]
Long-term Debt Disclosure
Line of Credit Facility, Maximum Borrowing Capacity																								650,000,000
NRG Marsh Landing LLC, due 2017 and 2023 | Letter of Credit
Long-term Debt Disclosure
Letters of Credit Outstanding, Amount	22,000,000
NRG Marsh Landing LLC, due 2017 and 2023 | Term Loan Facility
Long-term Debt Disclosure
Debt Instrument, Face Amount																			34,000,000
Letters of Credit Outstanding, Amount																									24,000,000
NRG Marsh Landing LLC, due 2023
Long-term Debt Disclosure
Variable rate basis	3-Month LIBOR
Basis spread on variable rate	1.875%		3.00%
Walnut Creek Energy, LLC, due in 2023 [Member]
Long-term Debt Disclosure
Variable rate basis	3-Month LIBOR
Basis spread on variable rate	1.625%
Walnut Creek Energy, LLC, due in 2023 [Member] | Interest Rate Swaps
Long-term Debt Disclosure
Derivative, Minimum Percent of Outstanding Notional Amount Required to Have Fixed Interest Rate								90.00%
Derivative, Fixed Interest Rate							4.0025%
Walnut Creek Energy, LLC, due in 2023 [Member] | Non-affiliated Entity [Member]
Long-term Debt Disclosure
Long-term Debt	391,000,000		0
Walnut Creek Energy, LLC, due in 2023 [Member] | EME [Member] | Interest Rate Swaps
Long-term Debt Disclosure
Variable rate basis	3-Month LIBOR
Derivative, Minimum Percent of Outstanding Notional Amount Required to Have Fixed Interest Rate	90.00%
Notional Amount of Interest Rate Derivatives	345,000,000
Walnut Creek Energy, LLC, due in 2023 [Member] | Letter of Credit
Long-term Debt Disclosure
Line of Credit Facility, Maximum Borrowing Capacity								117,000,000
Letters of Credit Outstanding, Amount	41,000,000
Walnut Creek Energy, LLC, due in 2023 [Member] | Term Loan Facility
Long-term Debt Disclosure
Long-term Debt								442,000,000
Debt Issuance Cost							4,000,000
Proceeds from Issuance of Debt							10,000,000
Walnut Creek Energy, LLC, due in 2023 [Member] | Working Capital Facility [Member]
Long-term Debt Disclosure
Line of Credit Facility, Maximum Borrowing Capacity								5,000,000
Line of Credit Facility, Fair Value of Amount Outstanding	0
Line of Credit Facility, Commitment Fee Percentage							0.50%	0.625%
Tapestry Wind LLC due in 2021 [Member]
Long-term Debt Disclosure
Variable rate basis	3-Month LIBOR
Basis spread on variable rate	1.625%
Tapestry Wind LLC due in 2021 [Member] | Non-affiliated Entity [Member]
Long-term Debt Disclosure
Long-term Debt	192,000,000		0
Tapestry Wind LLC due in 2021 [Member] | EME [Member] | Interest Rate Swaps
Long-term Debt Disclosure
Variable rate basis	3-Month LIBOR
Derivative, Minimum Percent of Outstanding Notional Amount Required to Have Fixed Interest Rate	90.00%
Derivative, Fixed Interest Rate	2.21%
Notional Amount of Interest Rate Derivatives	172,000,000
Tapestry Wind LLC due in 2021 [Member] | Letter of Credit
Long-term Debt Disclosure
Line of Credit Facility, Maximum Borrowing Capacity									20,000,000
Letters of Credit Outstanding, Amount	20,000,000
Tapestry Wind LLC due in 2021 [Member] | Term Loan Facility
Long-term Debt Disclosure
Long-term Debt									214,000,000
Tapestry Wind LLC due in 2021 [Member] | Working Capital Facility [Member]
Long-term Debt Disclosure
Line of Credit Facility, Maximum Borrowing Capacity									8,000,000
Line of Credit Facility, Fair Value of Amount Outstanding	0
Line of Credit Facility, Commitment Fee Percentage									0.75%
Marsh Landing Tranche A due December 2017 [Member]
Long-term Debt Disclosure
Variable rate basis	3-Month LIBOR
Basis spread on variable rate	1.75%		2.75%
Marsh Landing Tranche A due December 2017 [Member] | Term Loan Facility
Long-term Debt Disclosure
Long-term Debt	108,000,000
Marsh Landing Term Loan Due 2023 [Member] | Term Loan Facility
Long-term Debt Disclosure
Long-term Debt	356,000,000
NRG Solar Alpine LLC, due 2013 and 2022 | Non-affiliated Entity [Member]
Long-term Debt Disclosure
Long-term Debt	163,000,000		221,000,000
NRG Solar Alpine LLC, due 2013 and 2022 | Cash Grant Loan
Long-term Debt Disclosure
Long-term Debt																										63,000,000	68,000,000
Variable rate basis	6 month LIBOR
Line of Credit Facility, Increase, Additional Borrowings											62,000,000
Repayments of Debt										62,000,000
NRG Solar Alpine LLC, due 2013 and 2022 | Construction Loans
Long-term Debt Disclosure
Long-term Debt																											166,000,000
Line of Credit Facility, Increase, Additional Borrowings											164,000,000
NRG Solar Alpine, due 2022
Long-term Debt Disclosure
Variable rate basis	3-Month LIBOR
Alpine [Member] | Term Loan Facility
Long-term Debt Disclosure
Variable rate basis	3 month LIBOR									3 month LIBOR
Basis spread on variable rate	2.00%									1.75%
Debt Instrument, Face Amount																												13,000,000
Line of Credit Facility, Increase, Additional Borrowings	11,000,000
Debt Issuance Cost	2,000,000
NRG Yield, Inc. | Convertible Debt [Member]
Long-term Debt Disclosure
Convertible Debt																													345,000,000
NRG Energy Center Minneapolis LLC, senior secured notes, due 2013, 2017, and 2025 | Non-affiliated Entity [Member]
Long-term Debt Disclosure
Long-term Debt	121,000,000		127,000,000
NRG Energy Center Minneapolis LLC, senior secured notes, due 2017
Long-term Debt Disclosure
Interest rate	5.95%
NRG Energy Center Minneapolis LLC, senior secured notes, due 2025
Long-term Debt Disclosure
Interest rate	7.25%
Laredo Ridge Wind, LLC, due in 2026 [Member]
Long-term Debt Disclosure
Variable rate basis	3-Month LIBOR
Basis spread on variable rate	1.875%
Laredo Ridge Wind, LLC, due in 2026 [Member] | Non-affiliated Entity [Member]
Long-term Debt Disclosure
Long-term Debt	108,000,000		0
Laredo Ridge Wind, LLC, due in 2026 [Member] | EME [Member] | Interest Rate Swaps
Long-term Debt Disclosure
Variable rate basis	3-Month LIBOR
Derivative, Minimum Percent of Outstanding Notional Amount Required to Have Fixed Interest Rate	90.00%
Derivative, Fixed Interest Rate	2.31%
Notional Amount of Interest Rate Derivatives	86,000,000
Laredo Ridge Wind, LLC, due in 2026 [Member] | Letter of Credit
Long-term Debt Disclosure
Line of Credit Facility, Maximum Borrowing Capacity																														9,000,000
Letters of Credit Outstanding, Amount	10,000,000
Credit Facility, Maximum Borrowing Capacity, Amendment						1,000,000
Laredo Ridge Wind, LLC, due in 2026 [Member] | Cash Grant Loan
Long-term Debt Disclosure
Long-term Debt																														53,000,000
Laredo Ridge Wind, LLC, due in 2026 [Member] | Term Loan Facility
Long-term Debt Disclosure
Long-term Debt																														75,000,000
Debt Issuance Cost						8,000,000
Proceeds from Issuance of Debt						41,000,000
Laredo Ridge Wind, LLC, due in 2026 [Member] | Working Capital Facility [Member]
Long-term Debt Disclosure
Line of Credit Facility, Maximum Borrowing Capacity																														3,000,000
Line of Credit Facility, Fair Value of Amount Outstanding	0
Line of Credit Facility, Commitment Fee Percentage						0.50%
Credit Facility, Maximum Borrowing Capacity, Amendment						(1,000,000)
NRG Solar Borrego I LLC, due 2024 and 2038 | Interest Rate Swaps
Long-term Debt Disclosure
Variable rate basis												3 month LIBOR
Derivative, Minimum Percent of Outstanding Notional Amount Required to Have Fixed Interest Rate												75.00%
Derivative, Fixed Interest Rate												1.125%
NRG Solar Borrego I LLC, due 2024 and 2038 | Non-affiliated Entity [Member]
Long-term Debt Disclosure
Long-term Debt	75,000,000		78,000,000
NRG Solar Borrego I LLC, due 2024 and 2038 | Letter of Credit
Long-term Debt Disclosure
Line of Credit Facility, Maximum Borrowing Capacity												5,000,000
Line of Credit Facility, Unused Capacity, Commitment Fee Percentage												100.00%
Letters of Credit Outstanding, Amount	5,000,000
NRG Solar Borrego I LLC, due 2024 and 2038 | Fixed Rate Notes
Long-term Debt Disclosure
Long-term Debt	45,000,000											45,000,000
Interest rate												5.65%
NRG Solar Borrego I LLC, due 2024 and 2038 | Term Loan Facility
Long-term Debt Disclosure
Long-term Debt	30,000,000											36,000,000
Variable rate basis												3 month LIBOR
Basis spread on variable rate												2.50%
Debt Instrument, Incremental Escalation On Basis Spread, Percentage												0.25%
NRG Borrego I LLC, due 2024
Long-term Debt Disclosure
Variable rate basis	3-Month LIBOR
Basis spread on variable rate	2.50%
NRG Borrego I LLC, due 2038
Long-term Debt Disclosure
Basis spread on variable rate	5.65%
South Trent Wind LLC, due 2020
Long-term Debt Disclosure
Variable rate basis	3-Month LIBOR
Basis spread on variable rate	2.75%		2.625%
South Trent Wind LLC, due 2020 | Non-affiliated Entity [Member]
Long-term Debt Disclosure
Long-term Debt	65,000,000		69,000,000
NRG Solar Avra Valley LLC, due 2031 | Non-affiliated Entity [Member]
Long-term Debt Disclosure
Long-term Debt	63,000,000		63,000,000
High Desert Facility [Member] | Non-affiliated Entity [Member]
Long-term Debt Disclosure
Long-term Debt	55,000,000		80,000,000
High Desert Facility [Member] | Revolving Credit Facility [Member]
Long-term Debt Disclosure
Line of Credit Facility, Maximum Borrowing Capacity											12,000,000		12,000,000
Letters of Credit Outstanding, Amount	8,000,000
Line of Credit Facility, Maximum Borrowing Capacity Available for Issuance of Letters of Credit											9,000,000		9,000,000
High Desert Facility [Member] | Fixed Rate Notes
Long-term Debt Disclosure
Long-term Debt											53,000,000		53,000,000
Interest rate											5.15%		5.15%
High Desert Facility [Member] | Floating Rate Notes [Member]
Long-term Debt Disclosure
Long-term Debt											7,000,000		7,000,000
Variable rate basis													3 month LIBOR
Basis spread on variable rate													2.50%
High Desert Facility [Member] | Bridge Loan [Member]
Long-term Debt Disclosure
Long-term Debt											22,000,000		22,000,000
Variable rate basis													1 month LIBOR
Basis spread on variable rate													2.50%
Extinguishment of Debt, Amount														20,000,000
High Desert Facility [Member] | Bridge Loan [Member] | NRG [Member]
Long-term Debt Disclosure
Extinguishment of Debt, Amount														2,000,000
WCEP Holdings, LLC, due in 2023 [Member]
Long-term Debt Disclosure
Variable rate basis	3-Month LIBOR
Basis spread on variable rate	3.00%
WCEP Holdings, LLC, due in 2023 [Member] | Non-affiliated Entity [Member]
Long-term Debt Disclosure
Long-term Debt	46,000,000		0
WCEP Holdings, LLC, due in 2023 [Member] | EME [Member] | Interest Rate Swaps
Long-term Debt Disclosure
Variable rate basis	3-Month LIBOR
Derivative, Minimum Percent of Outstanding Notional Amount Required to Have Fixed Interest Rate	90.00%
Derivative, Fixed Interest Rate	4.00%
Notional Amount of Interest Rate Derivatives	47,000,000
WCEP Holdings, LLC, due in 2023 [Member] | Term Loan Facility
Long-term Debt Disclosure
Long-term Debt								53,000,000
Variable rate basis							LIBOR	LIBOR
Basis spread on variable rate							3.00%	4.00%
Repayments of Debt							6,000,000
NRG Roadrunner LLC, due 2031
Long-term Debt Disclosure
Variable rate basis	3-Month LIBOR
Basis spread on variable rate	2.01%
NRG Roadrunner LLC, due 2031 | Non-affiliated Entity [Member]
Long-term Debt Disclosure
Long-term Debt	42,000,000		44,000,000
Kansas South Facility, due 2031 [Member]
Long-term Debt Disclosure
Basis spread on variable rate	2.00%		2.625%
Kansas South Facility, due 2031 [Member] | Non-affiliated Entity [Member]
Long-term Debt Disclosure
Long-term Debt	35,000,000		58,000,000
NRG Solar Blythe LLC, due 2028
Long-term Debt Disclosure
Variable rate basis	3-Month LIBOR
Basis spread on variable rate	2.75%
NRG Solar Blythe LLC, due 2028 | Non-affiliated Entity [Member]
Long-term Debt Disclosure
Long-term Debt	22,000,000		24,000,000
PFMG and related subsidiaries, due 2030 | Non-affiliated Entity [Member]
Long-term Debt Disclosure
Long-term Debt	31,000,000		32,000,000
Interest rate	6.00%
NRG Energy Center Princeton LLC, due 2017 | Non-affiliated Entity [Member]
Long-term Debt Disclosure
Long-term Debt	1,000,000		2,000,000
Interest rate	5.95%
NRG Yield Revolving Credit Facility
Long-term Debt Disclosure
Line of Credit Facility, Maximum Borrowing Capacity	60,000,000																														450,000,000
NRG Yield Revolving Credit Facility | Revolving Credit Facility [Member]
Long-term Debt Disclosure
Letters of Credit, Issued Amount	38,000,000
NRG Yield Revolving Credit Facility | Revolving Credit Facility [Member] | Alta X [Member]
Long-term Debt Disclosure
Letters of Credit, Issued Amount	3,000,000
NRG Yield Revolving Credit Facility | Revolving Credit Facility [Member] | Alta Wind Asset Management [Member]
Long-term Debt Disclosure
Letters of Credit, Issued Amount	1,000,000
NRG Yield Revolving Credit Facility | Revolving Credit Facility [Member] | Alta XI [Member]
Long-term Debt Disclosure
Letters of Credit, Issued Amount	3,000,000
NRG Yield Revolving Credit Facility | Revolving Credit Facility [Member] | Alta Realty Investments, LLC [Member]
Long-term Debt Disclosure
Letters of Credit, Issued Amount	2,000,000
NRG Yield Revolving Credit Facility | Revolving Credit Facility [Member] | Alta Wind I - V Lease financing arrangement [Member]
Long-term Debt Disclosure
Letters of Credit, Issued Amount	29,000,000
Convertible Debt [Member]
Long-term Debt Disclosure
Interest rate	3.50%
Debt Instrument, Convertible, Conversion Price																													$ 46.55
Debt Instrument, Convertible, Conversion Ratio	21.4822
Debt Instrument, Face Amount																													1,000
5.375% Senior Notes due in 2024 [Member]
Long-term Debt Disclosure
Interest rate	5.375%
Senior Notes	500,000,000		0
5.375% Senior Notes due in 2024 [Member] | NRG Yield Operating LLC [Member]
Long-term Debt Disclosure
Interest rate															5.375%
Proceeds from Issuance of Senior Long-term Debt															500,000,000
Alta Wind Asset Management, due 2031 [Member] | Interest Rate Swaps
Long-term Debt Disclosure
Variable rate basis	3-Month LIBOR
Derivative, Minimum Percent of Outstanding Notional Amount Required to Have Fixed Interest Rate	100.00%
Derivative, Fixed Interest Rate	2.47%
Alta Wind Asset Management, due 2031 [Member] | Non-affiliated Entity [Member]
Long-term Debt Disclosure
Variable rate basis	3 month LIBOR
Basis spread on variable rate	2.375%
West Holdings Credit Agreement [Member]
Long-term Debt Disclosure
Variable rate basis	3-Month LIBOR															3-month LIBOR
Line of Credit Facility, Maximum Borrowing Capacity																																540,000,000
West Holdings Credit Agreement [Member] | Non-affiliated Entity [Member]
Long-term Debt Disclosure
Long-term Debt	506,000,000		512,000,000
Alta Wind X, due 2020 [Member]
Long-term Debt Disclosure
Debt Service Loan Commitment	17,000,000
Alta Wind X, due 2020 [Member] | Interest Rate Swaps
Long-term Debt Disclosure
Variable rate basis	3-Month LIBOR
Derivative, Minimum Percent of Outstanding Notional Amount Required to Have Fixed Interest Rate	100.00%
Alta Wind X, due 2020 [Member] | Non-affiliated Entity [Member]
Long-term Debt Disclosure
Variable rate basis	3 month LIBOR
Basis spread on variable rate	2.00%
Line of Credit Facility, Commitment Fee Percentage	0.75%
Alta Wind X, due 2020 [Member] | Letter of Credit
Long-term Debt Disclosure
Long-term Debt	5,000,000
Line of Credit Facility, Maximum Borrowing Capacity Available for Issuance of Letters of Credit	20,000,000
Alta Wind XI, due 2020 [Member]
Long-term Debt Disclosure
Debt Service Loan Commitment	11,000,000
Alta Wind XI, due 2020 [Member] | Interest Rate Swaps
Long-term Debt Disclosure
Variable rate basis	3-Month LIBOR
Derivative, Minimum Percent of Outstanding Notional Amount Required to Have Fixed Interest Rate	100.00%
Alta Wind XI, due 2020 [Member] | Non-affiliated Entity [Member]
Long-term Debt Disclosure
Variable rate basis	3 month LIBOR
Basis spread on variable rate	2.00%
Line of Credit Facility, Commitment Fee Percentage	0.75%
Alta Wind XI, due 2020 [Member] | Letter of Credit
Long-term Debt Disclosure
Long-term Debt	0
Line of Credit Facility, Maximum Borrowing Capacity Available for Issuance of Letters of Credit	10,000,000
Alta Wind I - V Lease financing arrangement [Member] | Letter of Credit
Long-term Debt Disclosure
Long-term Debt	114,000,000
Alta Wind II, lease financing arrangement, due 2034 [Member] | Non-affiliated Entity [Member]
Long-term Debt Disclosure
Interest rate	5.6961%
Alta Wind III, lease financing arrangement, due 2034 [Member] | Non-affiliated Entity [Member]
Long-term Debt Disclosure
Interest rate	6.0673%
Alta Wind IV, lease financing arrangement, due 2034 [Member] | Non-affiliated Entity [Member]
Long-term Debt Disclosure
Interest rate	5.9381%
Alta Wind V, lease financing arrangement, due 2035 [Member] | Non-affiliated Entity [Member]
Long-term Debt Disclosure
Interest rate	6.0706%
Project [Domain] | Non-affiliated Entity [Member]
Long-term Debt Disclosure
Long-term Debt	3,961,000,000		1,783,000,000
West Holdings Credit Agreement Tranche A [Member]
Long-term Debt Disclosure
Long-term Debt	447,000,000
Line of Credit Facility, Maximum Borrowing Capacity																																480,000,000
Debt Instrument, Incremental Escalation On Basis Spread, Percentage																0.125%
West Holdings Credit Agreement Tranche B [Member]
Long-term Debt Disclosure
Long-term Debt	59,000,000
Line of Credit Facility, Maximum Borrowing Capacity																																60,000,000
West Holdings PPA [Member]
Long-term Debt Disclosure
Line of Credit Facility, Maximum Borrowing Capacity	90,000,000
Letters of Credit Outstanding, Amount	33,000,000
West Holding Collateral Agent [Member]
Long-term Debt Disclosure
Line of Credit Facility, Maximum Borrowing Capacity	48,000,000
West Holdings Working Capital Facility [Member]
Long-term Debt Disclosure
Line of Credit Facility, Maximum Borrowing Capacity	10,000,000
Letters of Credit Outstanding, Amount	1,000,000
West Holdings Working Capital Facility [Member] | Letter of Support of Debt Service [Member]
Long-term Debt Disclosure
Letters of Credit Outstanding, Amount	48,000,000
Kansas South [Member] | Revolving Credit Facility [Member]
Long-term Debt Disclosure
Letters of Credit, Issued Amount	4,000,000
Kansas South [Member] | Fixed Rate Notes
Long-term Debt Disclosure
Long-term Debt											38,000,000		38,000,000
Kansas South [Member] | Bridge Loan [Member]
Long-term Debt Disclosure
Long-term Debt											21,000,000		21,000,000
Variable rate basis													1 month LIBOR
Basis spread on variable rate													2.00%
Kansas South Facility [Member]
Long-term Debt Disclosure
Variable rate basis	3-Month LIBOR
Kansas South Facility [Member] | Term Loan Facility
Long-term Debt Disclosure
Variable rate basis	6 month LIBOR
Basis spread on variable rate													2.625%
Avra Valley [Member]
Long-term Debt Disclosure
Variable rate basis	3-Month LIBOR
Basis spread on variable rate	1.75%		2.25%
Avra Valley [Member] | Floating Rate Notes [Member]
Long-term Debt Disclosure
Variable rate basis	3 month LIBOR																3 month LIBOR
Basis spread on variable rate	1.75%																2.25%
Debt Instrument, Face Amount																	3,000,000
High Desert Facility, due 2033 [Member]
Long-term Debt Disclosure
Variable rate basis	3-Month LIBOR
Basis spread on variable rate	2.50%
TA - High Desert, due 2023 [Member]
Long-term Debt Disclosure
Interest rate	5.15%
Tapestry Wind LLC due in 2029 [Member] | EME [Member] | Interest Rate Swaps
Long-term Debt Disclosure
Variable rate basis	3-Month LIBOR
Derivative, Minimum Percent of Outstanding Notional Amount Required to Have Fixed Interest Rate	50.00%
Derivative, Fixed Interest Rate	3.57%
Notional Amount of Interest Rate Derivatives	60,000,000
December 31, 2015 [Member] | Alta Wind X, due 2020 [Member] | Interest Rate Swaps
Long-term Debt Disclosure
Notional Amount of Interest Rate Derivatives	174,000,000
December 31, 2015 [Member] | Alta Wind XI, due 2020 [Member] | Interest Rate Swaps
Long-term Debt Disclosure
Notional Amount of Interest Rate Derivatives	138,000,000
December 30, 2034 [Member] | Alta Wind I, lease financing arrangement, due 2034 [Member] | Lease Financing Arrangement [Member] | Non-affiliated Entity [Member]
Long-term Debt Disclosure
Long-term Debt	261,000,000		0
December 30, 2034 [Member] | Alta Wind II, lease financing arrangement, due 2034 [Member] | Lease Financing Arrangement [Member] | Non-affiliated Entity [Member]
Long-term Debt Disclosure
Long-term Debt	205,000,000		0
December 30, 2034 [Member] | Alta Wind III, lease financing arrangement, due 2034 [Member] | Lease Financing Arrangement [Member] | Non-affiliated Entity [Member]
Long-term Debt Disclosure
Long-term Debt	212,000,000		0
December 30, 2034 [Member] | Alta Wind IV, lease financing arrangement, due 2034 [Member] | Lease Financing Arrangement [Member] | Non-affiliated Entity [Member]
Long-term Debt Disclosure
Long-term Debt	138,000,000		0
January 31, 2031 [Member] | Alta Realty Investments, due 2031 [Member] | Notes Payable, Other Payables [Member] | Non-affiliated Entity [Member]
Long-term Debt Disclosure
Long-term Debt	34,000,000		0																														30,000,000
May 15, 2031 [Member] | Alta Wind Asset Management, due 2031 [Member] | Interest Rate Swaps
Long-term Debt Disclosure
Notional Amount of Interest Rate Derivatives	20,000,000
May 15, 2031 [Member] | Alta Wind Asset Management, due 2031 [Member] | Term Loan Facility | Non-affiliated Entity [Member]
Long-term Debt Disclosure
Long-term Debt	20,000,000		0																														20,000,000
March 31, 2020 [Member] | Alta Wind X, due 2020 [Member] | Term Loan Facility | Non-affiliated Entity [Member]
Long-term Debt Disclosure
Long-term Debt	300,000,000		0																															337,000,000
March 31, 2020 [Member] | Alta Wind XI, due 2020 [Member] | Term Loan Facility | Non-affiliated Entity [Member]
Long-term Debt Disclosure
Long-term Debt	191,000,000		0																															212,000,000
June 30, 2035 [Member] | Alta Wind V, lease financing arrangement, due 2035 [Member] | Lease Financing Arrangement [Member] | Non-affiliated Entity [Member]
Long-term Debt Disclosure
Long-term Debt	220,000,000		0
December 31, 2025 [Member] | Alta Wind X, due 2020 [Member] | Forward Interest Rate Swap [Member]
Long-term Debt Disclosure
Notional Amount of Interest Rate Derivatives	103,000,000
December 31, 2025 [Member] | Alta Wind X, due 2020 [Member] | Current Interest Rate Swap [Member]
Long-term Debt Disclosure
Notional Amount of Interest Rate Derivatives	126,000,000
December 31, 2025 [Member] | Alta Wind XI, due 2020 [Member] | Forward Interest Rate Swap [Member]
Long-term Debt Disclosure
Notional Amount of Interest Rate Derivatives	65,000,000
December 31, 2025 [Member] | Alta Wind XI, due 2020 [Member] | Current Interest Rate Swap [Member]
Long-term Debt Disclosure
Notional Amount of Interest Rate Derivatives	54,000,000
December 31, 2020 [Member] | Alta Wind X, due 2020 [Member] | Interest Rate Swaps
Long-term Debt Disclosure
Notional Amount of Interest Rate Derivatives	162,000,000
December 31, 2020 [Member] | Alta Wind XI, due 2020 [Member] | Interest Rate Swaps
Long-term Debt Disclosure
Notional Amount of Interest Rate Derivatives	103,000,000
Minimum [Member] | Alpine [Member]
Long-term Debt Disclosure
Basis spread on variable rate	1.75%		2.25%
Minimum [Member] | WCEP Holdings, LLC, due in 2023 [Member] | Interest Rate Swaps
Long-term Debt Disclosure
Derivative, Minimum Percent of Outstanding Notional Amount Required to Have Fixed Interest Rate							90.00%
Minimum [Member] | West Holdings Credit Agreement [Member]
Long-term Debt Disclosure
Basis spread on variable rate	2.25%		2.25%
Minimum [Member] | West Holdings Credit Agreement Tranche B [Member]
Long-term Debt Disclosure
Debt Instrument, Incremental Escalation On Basis Spread, Percentage																0.125%
Minimum [Member] | Kansas South [Member]
Long-term Debt Disclosure
Debt Instrument, Incremental Escalation On Basis Spread, Percentage																0.25%
Maximum [Member] | Alpine [Member]
Long-term Debt Disclosure
Basis spread on variable rate	2.50%		2.50%
Maximum [Member] | WCEP Holdings, LLC, due in 2023 [Member] | Interest Rate Swaps
Long-term Debt Disclosure
Derivative, Minimum Percent of Outstanding Notional Amount Required to Have Fixed Interest Rate							100.00%
Maximum [Member] | Alta Wind Asset Management, due 2031 [Member] | Non-affiliated Entity [Member]
Long-term Debt Disclosure
Basis spread on variable rate	2.88%
Maximum [Member] | West Holdings Credit Agreement [Member]
Long-term Debt Disclosure
Basis spread on variable rate	2.875%		2.75%
Maximum [Member] | West Holdings Credit Agreement Tranche B [Member]
Long-term Debt Disclosure
Debt Instrument, Incremental Escalation On Basis Spread, Percentage																0.25%
LIBOR Floor [Member] | High Desert Facility [Member] | Floating Rate Notes [Member]
Long-term Debt Disclosure
Basis spread on variable rate													1.50%
Subsequent Event [Member] | NRG Yield Revolving Credit Facility
Long-term Debt Disclosure
Repayments of Debt																		15,000,000
Line of Credit Facility, Fair Value of Amount Outstanding																																			$ 210,000,000
October 8, 2013 to July 17, 2014 [Member] | NRG Marsh Landing LLC, due 2023 | Term Loan Facility
Long-term Debt Disclosure
Variable rate basis																			3 month LIBOR
Basis spread on variable rate																			3.00%
October 8, 2013 to July 17, 2014 [Member] | Marsh Landing Tranche A due December 2017 [Member] | Term Loan Facility
Long-term Debt Disclosure
Variable rate basis																			3 month LIBOR
Basis spread on variable rate																			2.75%
July 17, 2014 to December 31, 2017 [Member] | NRG Marsh Landing LLC, due 2023 | Term Loan Facility
Long-term Debt Disclosure
Variable rate basis	3 month LIBOR
Basis spread on variable rate	1.875%
July 17, 2014 to December 31, 2017 [Member] | Marsh Landing Tranche A due December 2017 [Member] | Term Loan Facility
Long-term Debt Disclosure
Variable rate basis	3 month LIBOR
Basis spread on variable rate	1.75%
January 1, 2018 to December 31, 2020 [Member] | NRG Marsh Landing LLC, due 2023 | Term Loan Facility
Long-term Debt Disclosure
Variable rate basis	3 month LIBOR
Basis spread on variable rate	2.125%
January 1, 2021 and thereafter [Member] | NRG Marsh Landing LLC, due 2023 | Term Loan Facility
Long-term Debt Disclosure
Variable rate basis	3 month LIBOR
Basis spread on variable rate	2.375%
September 26, 2014 to September 30, 2019 [Member] | Kansas South Facility [Member] | Term Loan Facility
Long-term Debt Disclosure
Variable rate basis																				6 month LIBOR
Basis spread on variable rate																				2.00%
October 1, 2019 to September 30, 2031 [Member] | Kansas South Facility [Member] | Term Loan Facility
Long-term Debt Disclosure
Variable rate basis																				6 month LIBOR
Basis spread on variable rate																				2.25%
December 17, 2014 to December 31, 2018 [Member] | Laredo Ridge Wind, LLC, due in 2026 [Member] | Term Loan Facility
Long-term Debt Disclosure
Variable rate basis						LIBOR
Basis spread on variable rate						1.875%
January 1, 2019 to December 31, 2023 [Member] | Laredo Ridge Wind, LLC, due in 2026 [Member] | Term Loan Facility
Long-term Debt Disclosure
Variable rate basis						LIBOR
Basis spread on variable rate						2.125%
January 1, 2024 to March 31, 2028 [Member] | Laredo Ridge Wind, LLC, due in 2026 [Member] | Term Loan Facility
Long-term Debt Disclosure
Variable rate basis						LIBOR
Basis spread on variable rate						2.375%
November 12, 2014 to December 20, 2018 [Member] | Tapestry Wind LLC due in 2021 [Member] | Term Loan Facility
Long-term Debt Disclosure
Variable rate basis																					LIBOR
Basis spread on variable rate																					1.625%
December 21, 2018 to December 31, 2021 [Member] | Tapestry Wind LLC due in 2021 [Member] | Term Loan Facility
Long-term Debt Disclosure
Variable rate basis																					LIBOR
Basis spread on variable rate																					1.75%
October 21, 2014 to September 30, 2018 [Member] | Walnut Creek Energy, LLC, due in 2023 [Member] | Term Loan Facility
Long-term Debt Disclosure
Variable rate basis							LIBOR
Basis spread on variable rate							1.625%
October 1, 2018 to September 30, 2022 [Member] | Walnut Creek Energy, LLC, due in 2023 [Member] | Term Loan Facility
Long-term Debt Disclosure
Variable rate basis							LIBOR
Basis spread on variable rate							1.75%
October 1, 2022 to May 31, 2023 [Member] | Walnut Creek Energy, LLC, due in 2023 [Member] | Term Loan Facility
Long-term Debt Disclosure
Variable rate basis							LIBOR
Basis spread on variable rate							1.875%

[1]	Retrospectively adjusted as discussed in Note 1, Nature of Business.
[2]	Net of discount of $19 million as of December 31, 2014.